AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.5%
Information Technology – 9.2%
Communications Equipment – 0.3%
Arista Networks, Inc.(a)	235	$48,629
Cisco Systems, Inc.	18,940	746,047
F5 Networks, Inc.(a)	280	34,376
Juniper Networks, Inc.	1,410	30,315
Motorola Solutions, Inc.	725	113,687
Nokia Oyj(a)	65,083	254,725
Telefonaktiebolaget LM Ericsson - Class B	24,588	269,072

		1,496,851

Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. - Class A	1,310	141,834
CDW Corp./DE	632	75,543
Corning, Inc.	3,415	110,680
FLIR Systems, Inc.	510	18,283
Halma PLC	3,559	107,524
Hamamatsu Photonics KK	1,600	80,859
Hexagon AB - Class B(a)	3,240	244,727
Hitachi Ltd.	11,135	377,025
IPG Photonics Corp.(a)	123	20,906
Keyence Corp.	1,897	886,808
Keysight Technologies, Inc.(a)	828	81,790
Kyocera Corp.	3,732	213,681
Murata Manufacturing Co., Ltd.	6,673	433,926
Omron Corp.	2,137	167,084
Shimadzu Corp.	2,556	77,795
TDK Corp.	1,492	162,916
TE Connectivity Ltd.	1,460	142,700
Venture Corp., Ltd.	3,169	44,997
Yaskawa Electric Corp.	2,723	106,532
Yokogawa Electric Corp.	2,628	41,737
Zebra Technologies Corp. - Class A(a)	212	53,521

		3,590,868

IT Services – 1.8%
Accenture PLC - Class A	2,825	638,422
Adyen NV(a)(b)	87	160,470
Afterpay Ltd.(a)	2,459	144,945
Akamai Technologies, Inc.(a)	705	77,931
Amadeus IT Group SA - Class A	4,486	249,134
Atos SE(a)	1,132	90,963
Automatic Data Processing, Inc.	1,980	276,190
Broadridge Financial Solutions, Inc.	519	68,508
Capgemini SE	1,852	237,603
Cognizant Technology Solutions Corp. - Class A	2,390	165,914
Computershare Ltd.	5,603	49,568
DXC Technology Co.	1,118	19,956
Edenred	2,787	125,126
Fidelity National Information Services, Inc.	2,699	397,320
Fiserv, Inc.(a)	2,538	261,541
FleetCor Technologies, Inc.(a)	361	85,954
Fujitsu Ltd.	2,278	311,215
Gartner, Inc.(a)	340	42,483
Global Payments, Inc.	1,377	244,528

Company	Shares	U.S. $ Value
International Business Machines Corp.	3,938	$479,136
Itochu Techno-Solutions Corp.	1,105	41,919
Jack Henry & Associates, Inc.	397	64,548
Leidos Holdings, Inc.	595	53,044
Mastercard, Inc. - Class A	4,010	1,356,062
NEC Corp.	2,849	166,649
Nexi SpA(a)(b)	4,335	86,883
Nomura Research Institute Ltd.	3,684	108,473
NTT Data Corp.	7,265	92,972
Obic Co., Ltd.	803	141,218
Otsuka Corp.	1,200	61,322
Paychex, Inc.	1,345	107,291
PayPal Holdings, Inc.(a)	5,285	1,041,303
SCSK Corp.	600	33,569
VeriSign, Inc.(a)	475	97,304
Visa, Inc. - Class A	7,700	1,539,769
Western Union Co. (The) - Class W	1,790	38,360
Wix.com Ltd.(a)(c)	532	135,580
Worldline SA/France(a)(b)	1,579	129,293

		9,422,466

Semiconductors & Semiconductor Equipment – 1.8%
Advanced Micro Devices, Inc.(a)	5,203	426,594
Advantest Corp.	2,363	114,938
Analog Devices, Inc.	1,660	193,788
Applied Materials, Inc.	4,125	245,231
ASM Pacific Technology Ltd.	3,530	36,137
ASML Holding NV	4,900	1,809,927
Broadcom, Inc.	1,759	640,839
Disco Corp.	332	81,176
Infineon Technologies AG	14,329	403,874
Intel Corp.	19,460	1,007,639
KLA Corp.	710	137,555
Lam Research Corp.	629	208,671
Lasertec Corp.	869	71,431
Maxim Integrated Products, Inc.	1,175	79,442
Microchip Technology, Inc.	1,045	107,384
Micron Technology, Inc.(a)	4,880	229,165
NVIDIA Corp.	2,765	1,496,473
Qorvo, Inc.(a)	518	66,827
QUALCOMM, Inc.	5,114	601,815
Rohm Co., Ltd.	1,013	78,315
Skyworks Solutions, Inc.	724	105,342
STMicroelectronics NV	7,342	225,179
Teradyne, Inc.	750	59,595
Texas Instruments, Inc.	4,145	591,865
Tokyo Electron Ltd.	1,720	449,358
Xilinx, Inc.	1,085	113,100

		9,581,660

Software – 2.8%
Adobe, Inc.(a)	2,180	1,069,137
ANSYS, Inc.(a)	412	134,819
Autodesk, Inc.(a)	1,035	239,095
AVEVA Group PLC	740	45,642
Cadence Design Systems, Inc.(a)	1,214	129,449

Company	Shares	U.S. $ Value
Check Point Software Technologies Ltd.(a)(c)	1,211	$145,732
Citrix Systems, Inc.	480	66,101
CyberArk Software Ltd.(a)	394	40,748
Dassault Systemes SE	1,514	282,485
Fortinet, Inc.(a)	569	67,034
Intuit, Inc.	1,180	384,928
Microsoft Corp.	34,173	7,187,607
Nice Ltd.(a)	604	136,942
NortonLifeLock, Inc.	2,525	52,621
Oracle Corp.	8,732	521,300
Paycom Software, Inc.(a)	284	88,409
Sage Group PLC (The)	12,240	113,748
salesforce.com, Inc.(a)	3,953	993,468
SAP SE	10,861	1,691,254
ServiceNow, Inc.(a)	879	426,315
Synopsys, Inc.(a)	722	154,494
TeamViewer AG(a)(b)	1,497	73,832
Temenos AG	397	53,359
Trend Micro, Inc./Japan	1,600	97,502
Tyler Technologies, Inc.(a)	179	62,392
WiseTech Global Ltd.	1,649	30,885

		14,289,298

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	72,609	8,408,848
Canon, Inc.	11,400	189,087
FUJIFILM Holdings Corp.	4,200	207,026
Hewlett Packard Enterprise Co.	5,780	54,159
HP, Inc.	6,570	124,764
Logitech International SA	1,893	146,636
NetApp, Inc.	990	43,402
Ricoh Co., Ltd.	7,717	52,091
Seagate Technology PLC	950	46,806
Western Digital Corp.	1,313	47,990
Xerox Holdings Corp.	766	14,378

		9,335,187

		47,716,330

Health Care – 7.4%
Biotechnology – 0.8%
AbbVie, Inc.	7,866	688,983
Alexion Pharmaceuticals, Inc.(a)	980	112,141
Amgen, Inc.	2,678	680,640
Argenx SE(a)	467	123,195
BeiGene Ltd. (Sponsored ADR)(a)	402	115,149
Biogen, Inc.(a)	815	231,199
CSL Ltd.	4,721	975,201
Genmab A/S(a)	763	276,897
Gilead Sciences, Inc.	5,625	355,444
Grifols SA	2,899	83,361
Incyte Corp.(a)	790	70,895
Regeneron Pharmaceuticals, Inc.(a)	452	253,021
Vertex Pharmaceuticals, Inc.(a)	1,167	317,564

		4,283,690

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	7,926	$862,587
ABIOMED, Inc.(a)	208	57,628
Alcon, Inc.(a)	5,660	320,898
Align Technology, Inc.(a)	340	111,302
Asahi Intecc Co., Ltd.	2,248	70,652
Baxter International, Inc.	2,290	184,162
Becton Dickinson and Co.	1,238	288,058
BioMerieux	477	74,665
Boston Scientific Corp.(a)	6,210	237,284
Cochlear Ltd.	738	105,437
Coloplast A/S - Class B	1,368	216,813
Cooper Cos., Inc. (The)	211	71,132
Danaher Corp.	2,890	622,304
Demant A/S(a)	1,271	39,860
DENTSPLY SIRONA, Inc.	946	41,369
DexCom, Inc.(a)	409	168,602
DiaSorin SpA	290	58,346
Edwards Lifesciences Corp.(a)	2,970	237,065
Fisher & Paykel Healthcare Corp., Ltd.	6,614	145,974
GN Store Nord A/S	1,474	111,046
Hologic, Inc.(a)	1,120	74,446
Hoya Corp.	4,090	461,828
IDEXX Laboratories, Inc.(a)	433	170,217
Intuitive Surgical, Inc.(a)	555	393,795
Koninklijke Philips NV(a)	10,532	497,312
Medtronic PLC	5,929	616,142
Microport Scientific Corp.	7,560	30,231
Olympus Corp.	13,355	277,727
ResMed, Inc.	666	114,172
Sartorius AG (Preference Shares)	410	168,048
Siemens Healthineers AG(b)	2,811	126,181
Smith & Nephew PLC	8,855	173,463
Sonova Holding AG(a)	635	160,919
STERIS PLC	391	68,890
Stryker Corp.	1,465	305,262
Sysmex Corp.	1,927	184,379
Teleflex, Inc.	211	71,829
Terumo Corp.	7,432	295,903
Varian Medical Systems, Inc.(a)	345	59,340
West Pharmaceutical Services, Inc.	331	90,992
Zimmer Biomet Holdings, Inc.	925	125,929

		8,492,189

Health Care Providers & Services – 0.8%
AmerisourceBergen Corp. - Class A	635	61,544
Anthem, Inc.	1,160	311,564
Cardinal Health, Inc.	1,265	59,392
Centene Corp.(a)	2,536	147,925
Cigna Corp.	1,661	281,390
CVS Health Corp.	5,789	338,078
DaVita, Inc.(a)	350	29,977
Fresenius Medical Care AG & Co. KGaA	2,453	207,368
Fresenius SE & Co. KGaA	4,812	218,822
HCA Healthcare, Inc.	1,170	145,876

Company	Shares	U.S. $ Value
Henry Schein, Inc.(a)	590	$34,680
Humana, Inc.	585	242,126
Laboratory Corp. of America Holdings(a)	425	80,015
McKesson Corp.	765	113,931
NMC Health PLC(a)(d)(e)	1,143	0
Orpea(a)	595	67,602
Quest Diagnostics, Inc.	600	68,694
Ramsay Health Care Ltd.	2,058	98,123
Ryman Healthcare Ltd.	936	8,794
Sonic Healthcare Ltd.	3,453	81,999
UnitedHealth Group, Inc.	4,305	1,342,170
Universal Health Services, Inc. - Class B	300	32,106

		3,972,176

Health Care Technology – 0.1%
Cerner Corp.	1,380	99,760
M3, Inc.	5,078	314,106

		413,866

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	1,345	135,764
Bio-Rad Laboratories, Inc. - Class A(a)	96	49,484
Eurofins Scientific SE(a)	152	120,409
Illumina, Inc.(a)	731	225,938
IQVIA Holdings, Inc.(a)	796	125,473
Lonza Group AG	858	529,502
Mettler-Toledo International, Inc.(a)	170	164,178
PerkinElmer, Inc.	455	57,107
QIAGEN NV(a)	2,703	140,393
Sartorius Stedim Biotech	319	110,107
Thermo Fisher Scientific, Inc.	1,785	788,113
Waters Corp.(a)	345	67,510

		2,513,978

Pharmaceuticals – 3.6%
Astellas Pharma, Inc.	21,431	319,463
AstraZeneca PLC	13,649	1,491,350
Bayer AG	10,648	656,914
Bristol-Myers Squibb Co.	10,415	627,920
Catalent, Inc.(a)	741	63,474
Chugai Pharmaceutical Co., Ltd.	7,731	346,932
Daiichi Sankyo Co., Ltd.	17,685	542,890
Eisai Co., Ltd.	2,933	267,878
Eli Lilly & Co.	3,823	565,880
GlaxoSmithKline PLC	52,178	978,206
H Lundbeck A/S	802	26,415
Hikma Pharmaceuticals PLC	1,674	56,108
Johnson & Johnson	11,795	1,756,040
Kyowa Kirin Co., Ltd.	3,108	88,444
Merck & Co., Inc.	11,335	940,238
Merck KGaA	1,488	216,939
Mylan NV(a)	2,255	33,442
Novartis AG	23,227	2,016,668
Novo Nordisk A/S - Class B	18,405	1,275,183
Ono Pharmaceutical Co., Ltd.	4,257	133,899
Orion Oyj - Class B	1,211	54,866

Company	Shares	U.S. $ Value
Otsuka Holdings Co., Ltd.	4,495	$190,432
Perrigo Co. PLC	572	26,260
Pfizer, Inc.	24,754	908,472
Recordati Industria Chimica e Farmaceutica SpA	1,204	61,675
Roche Holding AG	7,308	2,503,286
Sanofi	11,738	1,176,286
Santen Pharmaceutical Co., Ltd.	4,106	83,951
Shionogi & Co., Ltd.	3,100	165,925
Takeda Pharmaceutical Co., Ltd.	16,396	586,041
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	11,367	102,417
UCB SA	1,307	148,441
Vifor Pharma AG	524	71,277
Zoetis, Inc.	2,126	351,577

		18,835,189

		38,511,088

Financials – 6.4%
Banks – 2.7%
Aozora Bank Ltd.	1,361	22,599
Australia & New Zealand Banking Group Ltd.	32,648	407,316
Banco Bilbao Vizcaya Argentaria SA	71,998	199,862
Banco Santander SA(a)	172,852	322,413
Bank Hapoalim BM	13,064	69,800
Bank Leumi Le-Israel BM	16,778	73,863
Bank of America Corp.	36,156	870,998
Bank of Kyoto Ltd. (The)	655	31,669
Bankinter SA	7,353	31,654
Banque Cantonale Vaudoise	349	35,417
Barclays PLC(a)	179,647	226,635
BNP Paribas SA(a)	12,948	468,388
CaixaBank SA	39,919	84,744
Chiba Bank Ltd. (The)	6,102	33,669
Citigroup, Inc.	9,749	420,279
Citizens Financial Group, Inc.	1,879	47,501
Comerica, Inc.	550	21,038
Commonwealth Bank of Australia	18,413	847,297
Credit Agricole SA(a)	13,282	115,884
Danske Bank A/S(a)	7,538	101,960
DBS Group Holdings Ltd.	17,778	261,360
DNB ASA(a)	10,914	152,039
Erste Group Bank AG(a)	3,207	67,156
Fifth Third Bancorp	3,090	65,879
First Republic Bank/CA	723	78,850
Fukuoka Financial Group, Inc.	1,800	30,254
Hang Seng Bank Ltd.	8,803	130,415
HSBC Holdings PLC	211,291	826,624
Huntington Bancshares, Inc./OH	4,545	41,678
ING Groep NV(a)	44,857	320,138
Intesa Sanpaolo SpA(a)	171,325	322,334
Israel Discount Bank Ltd. - Class A	13,191	35,585
JPMorgan Chase & Co.	14,055	1,353,075
KBC Group NV	2,475	124,112
KeyCorp	4,365	52,074
Lloyds Banking Group PLC(a)	731,066	248,184
M&T Bank Corp.	565	52,031
Mebuki Financial Group, Inc.	10,857	24,637

Company	Shares	U.S. $ Value
Mediobanca Banca di Credito Finanziario SpA	7,149	$56,019
Mitsubishi UFJ Financial Group, Inc.	127,145	507,420
Mizrahi Tefahot Bank Ltd.	529	9,383
Mizuho Financial Group, Inc.	27,769	346,597
National Australia Bank Ltd.	36,792	472,665
Natwest Group PLC(a)	53,666	73,493
Nordea Bank Abp(a)	37,296	283,402
Oversea-Chinese Banking Corp., Ltd.	38,061	236,691
People’s United Financial, Inc.	1,975	20,362
PNC Financial Services Group, Inc. (The)	1,980	217,622
Raiffeisen Bank International AG(a)	1,704	26,081
Regions Financial Corp.	4,315	49,752
Resona Holdings, Inc.	24,078	82,030
Seven Bank Ltd.	6,786	16,446
Shinsei Bank Ltd.	1,789	22,089
Shizuoka Bank Ltd. (The)	904	6,243
Skandinaviska Enskilda Banken AB - Class A(a)	18,734	166,387
Societe Generale SA(a)	9,127	121,151
Standard Chartered PLC(a)	25,714	118,325
Sumitomo Mitsui Financial Group, Inc.	15,017	419,887
Sumitomo Mitsui Trust Holdings, Inc.	3,888	103,436
SVB Financial Group(a)	236	56,786
Svenska Handelsbanken AB - Class A(a)	17,909	149,840
Swedbank AB - Class A(a)	1,293	20,243
Truist Financial Corp.	5,998	228,224
UniCredit SpA(a)	24,423	201,788
United Overseas Bank Ltd.	13,541	190,755
US Bancorp	6,305	226,034
Wells Fargo & Co.	18,608	437,474
Westpac Banking Corp.	37,065	450,684
Zions Bancorp NA	730	21,331

		13,958,051

Capital Markets – 1.3%
3i Group PLC	9,077	116,561
Ameriprise Financial, Inc.	545	83,990
Amundi SA(a)(b)	698	49,198
ASX Ltd.	2,229	130,320
Bank of New York Mellon Corp. (The)	3,715	127,573
BlackRock, Inc. - Class A	683	384,905
Cboe Global Markets, Inc.	496	43,519
Charles Schwab Corp. (The)	5,040	182,599
CME Group, Inc. - Class A	1,650	276,062
Credit Suisse Group AG	27,544	274,963
Daiwa Securities Group, Inc.	16,000	67,295
Deutsche Bank AG(a)	22,601	190,513
Deutsche Boerse AG	2,188	383,601
E*TRADE Financial Corp.	970	48,549
EQT AB	2,742	53,207
Franklin Resources, Inc.	1,240	25,234
Goldman Sachs Group, Inc. (The)	1,438	288,995
Hargreaves Lansdown PLC	3,794	76,318
Hong Kong Exchanges & Clearing Ltd.	13,792	649,237
Intercontinental Exchange, Inc.	2,500	250,125
Invesco Ltd.	1,580	18,028
Japan Exchange Group, Inc.	5,865	164,386
London Stock Exchange Group PLC	3,274	375,583

Company	Shares	U.S. $ Value
Macquarie Group Ltd.	3,876	$335,988
MarketAxess Holdings, Inc.	160	77,054
Moody’s Corp.	745	215,938
Morgan Stanley	5,160	249,486
MSCI, Inc. - Class A	357	127,370
Nasdaq, Inc.	510	62,582
Natixis SA(a)	10,888	24,468
Nomura Holdings, Inc.	36,193	165,399
Northern Trust Corp.	910	70,953
Partners Group Holding AG	216	198,678
Raymond James Financial, Inc.	459	33,397
S&P Global, Inc.	1,100	396,660
Schroders PLC	1,431	49,698
St. James’s Place PLC	6,158	74,083
Standard Life Aberdeen PLC	26,804	78,059
State Street Corp.	1,565	92,851
T. Rowe Price Group, Inc.	975	125,015
UBS Group AG	41,887	467,999

		7,106,439

Consumer Finance – 0.1%
Acom Co., Ltd.	4,593	19,979
American Express Co.	3,000	300,750
Capital One Financial Corp.	2,053	147,529
Discover Financial Services	1,360	78,581
Isracard Ltd.	0	0
Synchrony Financial	2,478	64,849

		611,688

Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc. - Class B(a)	8,734	1,859,818
EXOR NV	1,249	67,799
Groupe Bruxelles Lambert SA	768	69,237
IHS Markit Ltd.	1,711	134,331
Industrivarden AB - Class C(a)	1,826	48,560
Investor AB - Class B	5,243	342,471
Kinnevik AB - Class B	2,785	113,039
L E Lundbergforetagen AB - Class B(a)	875	43,233
M&G PLC	27,397	56,312
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,640	21,559
ORIX Corp.	15,248	190,451
Sofina SA	178	48,595
Tokyo Century Corp.	496	27,035
Wendel SE	309	28,030

		3,050,470

Insurance – 1.7%
Admiral Group PLC	2,197	74,094
Aegon NV	20,597	53,311
Aflac, Inc.	3,190	115,957
Ageas SA/NV	2,085	85,316
AIA Group Ltd.	132,118	1,313,265
Allianz SE	4,336	832,207
Allstate Corp. (The)	1,450	136,503
American International Group, Inc.	3,833	105,522
Aon PLC	1,075	221,773
Arthur J Gallagher & Co.	752	79,396
Assicurazioni Generali SpA	12,649	178,280

Company	Shares	U.S. $ Value
Assurant, Inc.	260	$31,541
Aviva PLC	36,655	135,614
Chubb Ltd.	2,012	233,633
Cincinnati Financial Corp.	610	47,562
CNP Assurances(a)	1,975	24,769
Dai-ichi Life Holdings, Inc.	12,416	175,194
Direct Line Insurance Group PLC	15,828	55,203
Everest Re Group Ltd.	244	48,200
Gjensidige Forsikring ASA	358	7,266
Globe Life, Inc.	452	36,115
Hannover Rueck SE	695	107,593
Hartford Financial Services Group, Inc. (The)	1,565	57,686
Insurance Australia Group Ltd.	26,603	84,183
Japan Post Holdings Co., Ltd.	18,130	123,629
Legal & General Group PLC	58,066	141,650
Lincoln National Corp.	840	26,317
Loews Corp.	1,140	39,615
Marsh & McLennan Cos., Inc.	2,220	254,634
MetLife, Inc.	3,490	129,723
MS&AD Insurance Group Holdings, Inc.	5,122	138,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,425	362,260
NN Group NV	3,362	126,020
Poste Italiane SpA(b)	6,014	53,295
Principal Financial Group, Inc.	1,090	43,894
Progressive Corp. (The)	2,615	247,562
Prudential Financial, Inc.	1,755	111,478
Prudential PLC	27,057	388,222
QBE Insurance Group Ltd.	16,701	103,881
RSA Insurance Group PLC	11,875	69,336
Sampo Oyj - Class A	5,422	214,727
SCOR SE(a)	1,825	50,812
Sompo Holdings, Inc.	3,853	133,018
Suncorp Group Ltd.	14,515	88,607
Swiss Life Holding AG	368	139,248
Swiss Re AG	3,392	251,615
Tokio Marine Holdings, Inc.	7,416	324,484
Travelers Cos., Inc. (The)	1,090	117,927
Tryg A/S	1,391	43,792
Unum Group	890	14,979
Willis Towers Watson PLC	587	122,577
WR Berkley Corp.	634	38,769
Zurich Insurance Group AG	1,723	600,836

		8,741,093

		33,467,741

Consumer Discretionary – 6.1%
Auto Components – 0.3%
Aisin Seiki Co., Ltd.	1,800	57,589
Aptiv PLC	1,091	100,023
BorgWarner, Inc.	920	35,641
Bridgestone Corp.	6,162	194,775
Cie Generale des Etablissements Michelin SCA - Class B	1,954	209,757
Continental AG	1,267	137,303
Denso Corp.	4,989	218,676
Faurecia SE(a)	874	37,673
JTEKT Corp.	2,371	18,598

Company	Shares	U.S. $ Value
NGK Spark Plug Co., Ltd.	1,803	$31,481
Stanley Electric Co., Ltd.	1,395	40,203
Sumitomo Electric Industries Ltd.	8,682	97,736
Sumitomo Rubber Industries Ltd.	1,968	18,281
Toyoda Gosei Co., Ltd.	748	17,175
Toyota Industries Corp.	1,698	107,520
Valeo SA	2,636	80,947
Yokohama Rubber Co., Ltd. (The)	1,366	19,446

		1,422,824

Automobiles – 0.8%
Bayerische Motoren Werke AG	3,812	276,664
Daimler AG	9,852	531,467
Ferrari NV	1,451	266,286
Fiat Chrysler Automobiles NV(a)	12,630	155,032
Ford Motor Co.	17,370	115,684
General Motors Co.	5,586	165,290
Honda Motor Co., Ltd.	18,767	445,665
Isuzu Motors Ltd.	6,348	55,518
Mitsubishi Motors Corp.(a)	7,719	17,045
Nissan Motor Co., Ltd.(a)	26,300	93,012
Renault SA(a)	2,213	57,407
Subaru Corp.	7,083	137,501
Suzuki Motor Corp.	4,318	184,974
Toyota Motor Corp.	22,061	1,464,188
Volkswagen AG(a)	374	65,369
Volkswagen AG (Preference Shares)(a)	2,137	343,867

		4,374,969

Distributors – 0.0%
Genuine Parts Co.	610	58,054
Jardine Cycle & Carriage Ltd.	1,137	15,092
LKQ Corp.(a)	1,314	36,437

		109,583

Diversified Consumer Services – 0.0%
Benesse Holdings, Inc.	826	21,260

Hotels, Restaurants & Leisure – 0.7%
Accor SA(a)	2,181	61,046
Aristocrat Leisure Ltd.	6,615	144,263
Carnival Corp.(c)	2,055	31,195
Chipotle Mexican Grill, Inc. - Class A(a)	154	191,531
Compass Group PLC	18,425	276,776
Crown Resorts Ltd.	4,287	27,233
Darden Restaurants, Inc.	470	47,348
Domino’s Pizza, Inc.	173	73,573
Evolution Gaming Group AB(b)	1,464	96,731
Flutter Entertainment PLC(a)	1,614	256,155
Galaxy Entertainment Group Ltd.	24,949	168,673
Genting Singapore Ltd.	69,609	34,360
GVC Holdings PLC(a)	6,708	84,013
Hilton Worldwide Holdings, Inc.	1,166	99,483
InterContinental Hotels Group PLC(a)	1,447	75,954
La Francaise des Jeux SAEM(b)	989	36,283
Las Vegas Sands Corp.	1,447	67,517

Company	Shares	U.S. $ Value
Marriott International, Inc./MD - Class A	1,171	$108,411
McDonald’s Corp.	3,350	735,292
Melco Resorts & Entertainment Ltd. (ADR)	2,272	37,829
MGM Resorts International	2,240	48,720
Norwegian Cruise Line Holdings Ltd.(a)(c)	931	15,929
Oriental Land Co., Ltd./Japan	2,303	322,985
Royal Caribbean Cruises Ltd.	677	43,822
Sands China Ltd.	27,932	108,270
SJM Holdings Ltd.	22,833	27,068
Sodexo SA	221	15,754
Starbucks Corp.	5,191	446,011
Whitbread PLC(a)	2,096	57,268
Wynn Resorts Ltd.	410	29,442
Yum! Brands, Inc.	1,315	120,060

		3,888,995

Household Durables – 0.5%
Barratt Developments PLC	11,070	67,889
Berkeley Group Holdings PLC	1,449	78,989
DR Horton, Inc.	1,485	112,311
Electrolux AB - Class B	2,430	56,645
Garmin Ltd.	620	58,813
Iida Group Holdings Co., Ltd.	1,694	34,286
Leggett & Platt, Inc.	575	23,673
Lennar Corp. - Class A	1,250	102,100
Mohawk Industries, Inc.(a)	250	24,398
Newell Brands, Inc.	1,625	27,885
Nikon Corp.	3,200	21,593
NVR, Inc.(a)	20	81,662
Panasonic Corp.	25,416	216,495
Persimmon PLC	2,720	86,682
PulteGroup, Inc.	1,115	51,613
Rinnai Corp.	416	40,577
SEB SA	261	42,457
Sekisui Chemical Co., Ltd.	4,000	63,981
Sekisui House Ltd.	7,155	126,792
Sharp Corp./Japan	2,451	30,489
Sony Corp.	13,242	1,014,894
Taylor Wimpey PLC	37,797	52,851
Whirlpool Corp.	300	55,167

		2,472,242

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc.(a)	1,923	6,055,008
Booking Holdings, Inc.(a)	257	439,645
Delivery Hero SE(a)(b)	1,474	169,126
eBay, Inc.	3,415	177,921
Etsy, Inc.(a)	539	65,559
Expedia Group, Inc.	532	48,779
Just Eat Takeaway.com NV(a)(b)	1,397	156,389
Mercari, Inc.(a)	976	45,104
Ocado Group PLC(a)	4,171	147,525
Prosus NV(a)	5,634	520,033
Rakuten, Inc.	9,908	106,838
Zalando SE(a)(b)	1,747	163,222
ZOZO, Inc.	1,255	35,020

		8,130,169

Company	Shares	U.S. $ Value

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	2,300	$168,521
Hasbro, Inc.	500	41,360
Sega Sammy Holdings, Inc.	1,992	24,279
Shimano, Inc.	854	168,575
Yamaha Corp.	1,600	76,737

		479,472

Multiline Retail – 0.3%
Dollar General Corp.	1,160	243,159
Dollar Tree, Inc.(a)	1,038	94,811
Isetan Mitsukoshi Holdings Ltd.	3,874	20,567
Next PLC	1,531	117,377
Pan Pacific International Holdings Corp.	4,742	110,433
Ryohin Keikaku Co., Ltd.	2,570	42,704
Target Corp.	2,215	348,686
Wesfarmers Ltd.	13,052	417,197

		1,394,934

Specialty Retail – 0.8%
ABC-Mart, Inc.	380	19,785
Advance Auto Parts, Inc.	331	50,809
AutoZone, Inc.(a)	155	182,534
Best Buy Co., Inc.	1,000	111,290
CarMax, Inc.(a)	720	66,175
Fast Retailing Co., Ltd.	672	422,299
Gap, Inc. (The)	905	15,412
Hennes & Mauritz AB - Class B	9,038	155,706
Home Depot, Inc. (The)	4,870	1,352,448
Industria de Diseno Textil SA	11,346	313,880
JD Sports Fashion PLC	5,019	52,392
Kingfisher PLC	24,290	93,040
L Brands, Inc.	1,025	32,605
Lowe’s Cos., Inc.	3,360	557,290
Nitori Holdings Co., Ltd.	923	191,478
O’Reilly Automotive, Inc.(a)	390	179,821
Ross Stores, Inc.	1,550	144,646
Shimamura Co., Ltd.	273	26,520
Tiffany & Co.	455	52,712
TJX Cos., Inc. (The)	5,390	299,953
Tractor Supply Co.	515	73,820
Ulta Beauty, Inc.(a)	252	56,443

		4,451,058

Textiles, Apparel & Luxury Goods – 1.0%
adidas AG(a)	2,192	707,889
Burberry Group PLC	4,658	93,366
Cie Financiere Richemont SA	6,009	403,461
EssilorLuxottica SA(a)	3,274	445,710
Hanesbrands, Inc.	1,547	24,365
Hermes International	365	314,357
Kering SA	873	579,098
LVMH Moet Hennessy Louis Vuitton SE	2,889	1,351,764
Moncler SpA(a)	2,262	92,565

Company	Shares	U.S. $ Value
NIKE, Inc. - Class B	5,550	$696,747
Pandora A/S	1,211	87,359
PVH Corp.	245	14,612
Ralph Lauren Corp.	190	12,914
Swatch Group AG (The)	334	77,851
Tapestry, Inc.	1,180	18,443
Under Armour, Inc. - Class A(a)	827	9,287
Under Armour, Inc. - Class C(a)	804	7,911
VF Corp.	1,450	101,863

		5,039,562

		31,785,068

Industrials – 6.1%
Aerospace & Defense – 0.6%
Airbus SE(a)	6,762	490,418
BAE Systems PLC	32,056	199,084
Boeing Co. (The)	2,380	393,319
Dassault Aviation SA(a)	29	24,463
Elbit Systems Ltd.	154	18,693
General Dynamics Corp.	1,050	145,351
Howmet Aerospace, Inc.	1,716	28,692
Huntington Ingalls Industries, Inc.	179	25,194
L3Harris Technologies, Inc.	957	162,537
Lockheed Martin Corp.	1,110	425,441
MTU Aero Engines AG	612	101,452
Northrop Grumman Corp.	770	242,927
Raytheon Technologies Corp.	6,470	372,284
Rolls-Royce Holdings PLC	22,228	36,906
Safran SA(a)	3,689	362,950
Singapore Technologies Engineering Ltd.	17,972	45,798
Teledyne Technologies, Inc.(a)	165	51,185
Textron, Inc.	1,005	36,270
TransDigm Group, Inc.	213	101,201

		3,264,165

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	515	52,628
Deutsche Post AG	11,387	516,691
DSV PANALPINA A/S	2,435	394,965
Expeditors International of Washington, Inc.	720	65,174
FedEx Corp.	1,065	267,869
Kuehne & Nagel International AG	622	120,776
SG Holdings Co., Ltd.	1,843	95,898
United Parcel Service, Inc. - Class B	3,065	510,721
Yamato Holdings Co., Ltd.	3,400	89,564

		2,114,286

Airlines – 0.1%
Alaska Air Group, Inc.	543	19,890
American Airlines Group, Inc.(c)	1,732	21,286
ANA Holdings, Inc.(a)	1,324	30,625
Delta Air Lines, Inc.	2,492	76,205
Deutsche Lufthansa AG(a)	2,752	23,837
Japan Airlines Co., Ltd.(a)	1,304	24,322
Qantas Airways Ltd.(a)	8,408	24,658
Singapore Airlines Ltd.	14,000	35,827
Southwest Airlines Co.	2,105	78,938
United Airlines Holdings, Inc.(a)	972	33,777

		369,365

Company	Shares	U.S. $ Value

Building Products – 0.4%
AGC, Inc./Japan	2,225	$65,392
Allegion PLC	385	38,080
AO Smith Corp.	555	29,304
Assa Abloy AB - Class B	11,538	269,760
Carrier Global Corp.	4,125	125,978
Cie de Saint-Gobain(a)	5,957	249,522
Daikin Industries Ltd.	2,868	529,932
Fortune Brands Home & Security, Inc.	621	53,729
Geberit AG	427	252,623
Johnson Controls International PLC	3,392	138,563
Kingspan Group PLC(a)	1,771	161,172
Masco Corp.	1,185	65,329
Nibe Industrier AB(a)	3,589	92,241
Otis Worldwide Corp.	2,062	128,710
TOTO Ltd.	1,651	76,077

		2,276,412

Commercial Services & Supplies – 0.2%
Brambles Ltd.	17,764	134,883
Cintas Corp.	435	144,781
Copart, Inc.(a)	841	88,440
Dai Nippon Printing Co., Ltd.	2,799	56,735
Park24 Co., Ltd.	1,300	21,106
Rentokil Initial PLC(a)	20,957	144,852
Republic Services, Inc. - Class A	900	84,015
Rollins, Inc.	554	30,021
Secom Co., Ltd.	2,417	221,193
Securitas AB - Class B(a)	3,604	55,094
Waste Management, Inc.	1,715	194,086

		1,175,206

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	3,203	72,403
Bouygues SA	2,623	90,641
CIMIC Group Ltd.(a)	1,118	14,975
Epiroc AB - Class A	7,586	109,893
Epiroc AB - Class B	4,489	62,310
Ferrovial SA	4,455	108,214
HOCHTIEF AG	285	22,125
Jacobs Engineering Group, Inc.	565	52,415
JGC Holdings Corp.	2,535	26,293
Kajima Corp.	5,172	62,313
Obayashi Corp.	7,474	68,232
Quanta Services, Inc.	565	29,866
Skanska AB - Class B(a)	3,916	82,701
Taisei Corp.	2,197	74,362
Vinci SA	5,932	495,657

		1,372,400

Company	Shares	U.S. $ Value

Electrical Equipment – 0.7%
ABB Ltd.	21,227	$539,672
AMETEK, Inc.	999	99,301
Eaton Corp. PLC	1,814	185,083
Emerson Electric Co.	2,640	173,105
Legrand SA	3,005	239,346
Melrose Industries PLC(a)	52,623	78,032
Mitsubishi Electric Corp.	21,000	284,953
Nidec Corp.	5,134	481,456
Prysmian SpA	2,778	80,639
Rockwell Automation, Inc.	530	116,960
Schneider Electric SE	6,365	791,162
Siemens Gamesa Renewable Energy SA	2,744	74,258
Vestas Wind Systems A/S	2,290	370,079

		3,514,046

Industrial Conglomerates – 0.6%
3M Co.	2,575	412,463
CK Hutchison Holdings Ltd.	31,073	188,295
DCC PLC	1,133	87,709
General Electric Co.	39,079	243,462
Honeywell International, Inc.	3,145	517,698
Investment AB Latour - Class B	1,704	40,034
Jardine Matheson Holdings Ltd.	2,530	100,572
Jardine Strategic Holdings Ltd.	2,551	50,578
Keppel Corp., Ltd.	16,745	54,851
Roper Technologies, Inc.	495	195,579
Siemens AG	7,957	1,004,881
Smiths Group PLC	4,560	80,665
Toshiba Corp.	4,452	113,569

		3,090,356

Machinery – 1.2%
Alfa Laval AB(a)	3,526	77,835
Amada Co. Ltd.	3,813	35,670
ANDRITZ AG	838	25,866
Atlas Copco AB - Class A	7,730	368,557
Caterpillar, Inc.	2,455	366,163
CNH Industrial NV(a)	11,779	91,103
Cummins, Inc.	700	147,812
Daifuku Co., Ltd.	1,166	117,693
Deere & Co.	1,405	311,390
Dover Corp.	585	63,379
FANUC Corp.	2,232	428,355
Flowserve Corp.	510	13,918
Fortive Corp.	1,320	100,597
GEA Group AG	1,741	61,002
Hino Motors Ltd.	3,307	21,458
Hitachi Construction Machinery Co., Ltd.	1,238	44,862
IDEX Corp.	372	67,857
Illinois Tool Works, Inc.	1,315	254,071
Ingersoll Rand, Inc.(a)	1,469	52,296
Kawasaki Heavy Industries Ltd.(a)	30	405
KION Group AG	748	63,871
Knorr-Bremse AG	557	65,593
Komatsu Ltd.	10,076	221,300
Kone Oyj - Class B	3,971	348,667
Kubota Corp.	11,872	212,713
Kurita Water Industries Ltd.	1,200	39,682
Makita Corp.	2,579	123,429

Company	Shares	U.S. $ Value
MINEBEA MITSUMI, Inc.	4,131	$78,688
MISUMI Group, Inc.	3,268	91,625
Mitsubishi Heavy Industries Ltd.	3,689	81,677
NSK Ltd.	4,073	31,176
PACCAR, Inc.	1,510	128,773
Parker-Hannifin Corp.	595	120,392
Pentair PLC	680	31,124
Sandvik AB(a)	12,995	254,121
Schindler Holding AG (REG)	232	62,964
SKF AB - Class B	4,382	90,403
SMC Corp./Japan	660	368,172
Snap-on, Inc.	220	32,369
Spirax-Sarco Engineering PLC	641	91,280
Stanley Black & Decker, Inc.	715	115,973
Sumitomo Heavy Industries Ltd.	1,200	27,919
Techtronic Industries Co., Ltd.	15,799	210,059
Trane Technologies PLC	1,025	124,281
Volvo AB - Class B(a)	17,115	328,777
Wartsila Oyj Abp	5,108	40,114
Westinghouse Air Brake Technologies Corp.	715	44,244
Xylem, Inc./NY	785	66,034

		6,145,709

Marine – 0.0%
AP Moller - Maersk A/S - Class B	37	58,493
Nippon Yusen KK	1,761	30,555

		89,048

Professional Services – 0.5%
Adecco Group AG	1,786	94,239
Bureau Veritas SA(a)	3,381	76,212
Equifax, Inc.	555	87,079
Experian PLC	9,447	354,965
Intertek Group PLC	1,627	132,757
Nielsen Holdings PLC	1,566	22,206
Nihon M&A Center, Inc.	1,721	98,457
Persol Holdings Co., Ltd.	2,043	33,371
Randstad NV(a)	1,372	71,544
Recruit Holdings Co., Ltd.	14,642	581,512
RELX PLC (London)	20,111	447,631
Robert Half International, Inc.	485	25,676
SGS SA	70	187,589
Teleperformance	676	208,412
Verisk Analytics, Inc. - Class A	700	129,717
Wolters Kluwer NV	3,143	268,106

		2,819,473

Road & Rail – 0.5%
Aurizon Holdings Ltd.	22,082	67,932
Central Japan Railway Co.	1,660	237,944
CSX Corp.	3,380	262,525
East Japan Railway Co.	3,481	214,077
Hankyu Hanshin Holdings, Inc.	2,635	84,713
JB Hunt Transport Services, Inc.	403	50,931
Kansas City Southern	420	75,949
Keio Corp.	1,200	74,287
Kintetsu Group Holdings Co., Ltd.	1,975	84,286
MTR Corp., Ltd.	5,081	25,216

Company	Shares	U.S. $ Value
Nagoya Railroad Co., Ltd.	2,151	$58,968
Norfolk Southern Corp.	1,120	239,669
Odakyu Electric Railway Co., Ltd.	3,393	85,293
Old Dominion Freight Line, Inc.	453	81,957
Seibu Holdings, Inc.	2,487	26,780
Tobu Railway Co., Ltd.	2,165	66,902
Tokyu Corp.	5,754	74,677
Union Pacific Corp.	3,140	618,172
West Japan Railway Co.	1,872	92,492

		2,522,770

Trading Companies & Distributors – 0.4%
AerCap Holdings NV(a)	1,369	34,485
Ashtead Group PLC	4,308	155,137
Brenntag AG	238	15,132
Bunzl PLC	3,877	125,174
Fastenal Co.	2,530	114,078
Ferguson PLC	2,235	224,909
ITOCHU Corp.	15,507	397,070
Marubeni Corp.	19,005	107,899
Mitsubishi Corp.	15,558	372,386
Mitsui & Co., Ltd.	19,057	327,453
Sumitomo Corp.	13,465	162,314
Toyota Tsusho Corp.	2,502	70,372
United Rentals, Inc.(a)	300	52,350
WW Grainger, Inc.	180	64,218

		2,222,977

Transportation Infrastructure – 0.2%
Aena SME SA(a)(b)	780	108,598
Aeroports de Paris	342	33,928
Atlantia SpA(a)	5,703	89,316
Auckland International Airport Ltd.(a)	13,988	67,896
Fraport AG Frankfurt Airport Services Worldwide(a)	479	18,859
Getlink SE(a)	5,064	68,598
Japan Airport Terminal Co., Ltd.	584	25,873
Kamigumi Co., Ltd.	1,130	22,267
Transurban Group	31,483	321,470

		756,805

		31,733,018

Consumer Staples – 4.9%
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	7,925	426,685
Asahi Group Holdings Ltd.	4,453	155,199
Brown-Forman Corp. - Class B	792	59,653
Budweiser Brewing Co. APAC Ltd.(b)	19,818	57,965
Carlsberg AS - Class B	1,232	165,978
Coca-Cola Amatil Ltd.	5,833	39,926
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	21,762
Coca-Cola Co. (The)	17,220	850,151
Coca-Cola European Partners PLC	2,134	82,821
Coca-Cola HBC AG	2,301	56,818
Constellation Brands, Inc. - Class A	720	136,447
Diageo PLC	24,308	834,948
Heineken NV	2,984	265,656

Company	Shares	U.S. $ Value
Ito En Ltd.	616	$43,932
Kirin Holdings Co., Ltd.	9,345	175,523
Molson Coors Beverage Co. - Class B	750	25,170
Monster Beverage Corp.(a)	1,620	129,924
PepsiCo, Inc.	6,275	869,715
Pernod Ricard SA	2,445	389,821
Remy Cointreau SA	260	47,458
Suntory Beverage & Food Ltd.	1,601	60,123
Treasury Wine Estates Ltd.	150	964

		4,896,639

Food & Staples Retailing – 0.8%
Aeon Co., Ltd.	7,528	202,510
Coles Group Ltd.	15,355	187,066
Colruyt SA	638	41,404
Cosmos Pharmaceutical Corp.	231	40,256
Costco Wholesale Corp.	2,015	715,325
J Sainsbury PLC	20,378	50,173
Jeronimo Martins SGPS SA	2,897	46,585
Kobe Bussan Co., Ltd.	709	39,045
Koninklijke Ahold Delhaize NV	12,671	374,528
Kroger Co. (The)	3,520	119,363
Lawson, Inc.	600	28,610
Seven & i Holdings Co., Ltd.	8,674	269,502
Sundrug Co., Ltd.	824	31,061
Sysco Corp.	2,225	138,440
Tesco PLC	101,866	279,449
Tsuruha Holdings, Inc.	426	60,393
Walgreens Boots Alliance, Inc.	3,275	117,638
Walmart, Inc.	6,363	890,247
Wm Morrison Supermarkets PLC	27,684	60,765
Woolworths Group Ltd.	14,518	379,626

		4,071,986

Food Products – 1.3%
a2 Milk Co., Ltd. (The)(a)	6,019	61,258
Ajinomoto Co., Inc.	5,373	110,120
Archer-Daniels-Midland Co.	2,425	112,738
Associated British Foods PLC	3,365	81,014
Barry Callebaut AG	35	77,958
Calbee, Inc.	1,002	33,004
Campbell Soup Co.	675	32,650
Chocoladefabriken Lindt & Spruengli AG (REG)	2	178,195
Conagra Brands, Inc.	2,165	77,312
Danone SA	7,109	460,485
General Mills, Inc.	2,605	160,676
Hershey Co. (The)	650	93,171
Hormel Foods Corp.(c)	1,150	56,224
JM Smucker Co. (The)	495	57,182
Kellogg Co.	1,015	65,559
Kerry Group PLC - Class A	1,472	188,542
Kikkoman Corp.	1,724	95,637
Kraft Heinz Co. (The)	2,728	81,704
Lamb Weston Holdings, Inc.	590	39,099
McCormick & Co., Inc./MD	575	111,608
MEIJI Holdings Co., Ltd.	1,318	100,676
Mondelez International, Inc. - Class A	6,395	367,393
Mowi ASA	5,059	90,009
Nestle SA	30,955	3,684,015

Company	Shares	U.S. $ Value
NH Foods Ltd.	933	$41,704
Nisshin Seifun Group, Inc.	2,277	36,139
Nissin Foods Holdings Co., Ltd.	730	68,582
Orkla ASA	4,449	44,901
Tyson Foods, Inc. - Class A	1,225	72,863
WH Group Ltd.(b)	110,196	89,888
Wilmar International Ltd.	22,113	71,797
Yakult Honsha Co., Ltd.	1,419	78,790
Yamazaki Baking Co., Ltd.	1,394	24,299

		6,945,192

Household Products – 0.7%
Church & Dwight Co., Inc.	1,026	96,146
Clorox Co. (The)	570	119,797
Colgate-Palmolive Co.	3,780	291,627
Essity AB - Class B(a)	6,982	235,721
Henkel AG & Co. KGaA	638	59,671
Henkel AG & Co. KGaA (Preference Shares)	2,051	214,507
Kimberly-Clark Corp.	1,555	229,611
Lion Corp.	2,582	53,006
Procter & Gamble Co. (The)	11,170	1,552,518
Reckitt Benckiser Group PLC	7,382	719,784
Unicharm Corp.	4,645	207,740

		3,780,128

Personal Products – 0.7%
Beiersdorf AG	1,161	131,817
Estee Lauder Cos., Inc. (The) - Class A	1,040	226,980
Kao Corp.	5,549	416,568
L’Oreal SA	2,892	941,140
Shiseido Co., Ltd.	4,614	267,104
Unilever NV	16,815	1,021,130
Unilever PLC	12,154	749,332

		3,754,071

Tobacco – 0.4%
Altria Group, Inc.	8,340	322,258
British American Tobacco PLC	23,860	855,889
Imperial Brands PLC	9,340	164,977
Japan Tobacco, Inc.	13,853	252,731
Philip Morris International, Inc.	6,950	521,180
Swedish Match AB	1,957	160,017

		2,277,052

		25,725,068

Communication Services – 4.1%
Diversified Telecommunication Services – 1.2%
Altice Europe NV - Class A(a)	7,169	34,132
AT&T, Inc.	32,677	931,621
BT Group PLC	81,346	103,035
Cellnex Telecom SA(b)	3,059	185,689
CenturyLink, Inc.	4,312	43,508
Charter Communications, Inc. - Class A(a)	693	432,668
Comcast Corp. - Class A	20,252	936,857
Deutsche Telekom AG	34,771	578,938
Elisa Oyj	1,638	96,300

Company	Shares	U.S. $ Value
Eurazeo SE(a)	453	$24,525
HKT Trust & HKT Ltd. - Class SS	43,580	57,844
Iliad SA	171	31,367
Infrastrutture Wireless Italiane SpA(b)	2,762	30,471
Koninklijke KPN NV	41,123	96,488
Nippon Telegraph & Telephone Corp.	14,800	302,167
Orange SA	22,965	239,193
PCCW Ltd.	48,874	29,238
Proximus SADP	1,581	28,842
Singapore Telecommunications Ltd.	71,734	112,269
Spark New Zealand Ltd.	21,146	65,982
Swisscom AG	299	158,398
Telecom Italia SpA/Milano	96,254	38,579
Telecom Italia SpA/Milano (Savings Shares)	69,387	28,017
Telefonica Deutschland Holding AG	11,986	30,633
Telefonica SA	54,903	188,074
Telenet Group Holding NV	528	20,494
Telenor ASA	8,302	139,380
Telia Co. AB	29,074	118,946
Telstra Corp., Ltd.	47,917	95,942
United Internet AG	1,180	45,126
Verizon Communications, Inc.	18,505	1,100,862
Washington H Soul Pattinson & Co., Ltd.	1,240	21,063

		6,346,648

Entertainment – 0.7%
Activision Blizzard, Inc.	3,365	272,397
Bollore SA	10,158	37,837
Electronic Arts, Inc.(a)	1,315	171,489
Konami Holdings Corp.	1,074	46,460
Live Nation Entertainment, Inc.(a)	616	33,190
Netflix, Inc.(a)	1,992	996,060
Nexon Co., Ltd.	5,577	139,111
Nintendo Co., Ltd.	1,164	659,628
Take-Two Interactive Software, Inc.(a)	485	80,132
Toho Co., Ltd./Tokyo	115	4,741
Ubisoft Entertainment SA(a)	81	7,300
Vivendi SA	9,545	266,581
Walt Disney Co. (The)	8,059	999,961

		3,714,887

Interactive Media & Services – 1.4%
Adevinta ASA - Class B(a)	2,508	43,102
Alphabet, Inc. - Class A(a)	1,409	2,065,030
Alphabet, Inc. - Class C(a)	1,344	1,975,142
Auto Trader Group PLC(b)	11,120	80,736
Facebook, Inc. - Class A(a)	10,767	2,819,877
Kakaku.com, Inc.	1,547	40,785
LINE Corp.(a)	694	35,326
REA Group Ltd.	607	48,335
Scout24 AG(b)	181	15,788
SEEK Ltd.	3,727	57,494
Twitter, Inc.(a)	3,386	150,677
Z Holdings Corp.	30,532	203,936

		7,536,228

Company	Shares	U.S. $ Value

Media – 0.2%
Dentsu Group, Inc.	2,490	$73,496
Discovery, Inc. - Class A(a)(c)	685	14,913
Discovery, Inc. - Class C(a)	1,404	27,518
DISH Network Corp. - Class A(a)	1,106	32,107
Fox Corp. - Class A	1,550	43,137
Fox Corp. - Class B(a)	632	17,677
Hakuhodo DY Holdings, Inc.	2,490	32,199
Informa PLC(a)	14,664	71,072
Interpublic Group of Cos., Inc. (The)	1,675	27,922
JCDecaux SA(a)	980	16,942
News Corp. - Class A	1,678	23,526
News Corp. - Class B	467	6,529
Omnicom Group, Inc.	960	47,520
Pearson PLC	8,837	62,686
Publicis Groupe SA	2,491	80,285
SES SA	3,959	28,027
ViacomCBS, Inc. - Class B	2,338	65,487
WPP PLC	13,761	108,078

		779,121

Wireless Telecommunication Services – 0.6%
KDDI Corp.	17,149	431,324
NTT DOCOMO, Inc.	13,437	493,757
Softbank Corp.	30,142	336,817
SoftBank Group Corp.	16,303	1,008,741
T-Mobile US, Inc.(a)	2,651	303,168
Tele2 AB - Class B	5,748	81,041
Vodafone Group PLC	278,458	369,076

		3,023,924

		21,400,808

Materials – 2.7%
Chemicals – 1.5%
Air Liquide SA	4,936	782,404
Air Products & Chemicals, Inc.	1,050	312,753
Air Water, Inc.	2,115	28,605
Akzo Nobel NV	2,298	232,260
Albemarle Corp.	411	36,694
Arkema SA	794	84,183
Asahi Kasei Corp.	14,441	125,978
BASF SE	10,619	646,655
Celanese Corp. - Class A	458	49,212
CF Industries Holdings, Inc.	950	29,174
Chr Hansen Holding A/S	1,215	134,872
Corteva, Inc.	3,306	95,246
Covestro AG(b)	2,001	99,230
Croda International PLC	1,484	119,708
Dow, Inc.	3,306	155,547
DuPont de Nemours, Inc.	3,266	181,198
Eastman Chemical Co.	530	41,404
Ecolab, Inc.	1,150	229,816
Evonik Industries AG	2,375	61,439
FMC Corp.	580	61,428
FUCHS PETROLUB SE (Preference Shares)	800	40,677
Givaudan SA	107	462,005

Company	Shares	U.S. $ Value
International Flavors & Fragrances, Inc.	501	$61,311
Israel Chemicals Ltd.	8,106	28,643
Johnson Matthey PLC	2,228	67,704
JSR Corp.	2,342	55,665
Kansai Paint Co., Ltd.	2,040	50,704
Koninklijke DSM NV	1,984	326,629
Kuraray Co., Ltd.	3,676	35,667
LANXESS AG	957	54,756
Linde PLC	2,390	569,131
LyondellBasell Industries NV - Class A	1,099	77,468
Mitsubishi Chemical Holdings Corp.	14,738	85,073
Mitsubishi Gas Chemical Co., Inc.	1,819	33,840
Mosaic Co. (The)	1,560	28,501
Nippon Paint Holdings Co., Ltd.	1,686	173,567
Nissan Chemical Corp.	1,429	76,180
Nitto Denko Corp.	1,828	119,092
Novozymes A/S - Class B	1,608	101,067
Orica Ltd.	4,656	51,839
PPG Industries, Inc.	1,050	128,184
Sherwin-Williams Co. (The)	375	261,277
Shin-Etsu Chemical Co., Ltd.	4,100	536,502
Showa Denko KK	1,500	27,532
Sika AG	1,633	400,986
Solvay SA	853	73,386
Symrise AG	1,481	204,559
Taiyo Nippon Sanso Corp.	1,745	26,831
Teijin Ltd.	2,050	31,792
Toray Industries, Inc.	15,963	73,031
Tosoh Corp.	2,791	45,315
Umicore SA	1,906	79,279
Yara International ASA	2,038	78,422

		7,974,421

Construction Materials – 0.2%
CRH PLC	9,039	327,766
James Hardie Industries PLC	5,099	122,232
LafargeHolcim Ltd.	6,027	274,346
Martin Marietta Materials, Inc.	277	65,195
Taiheiyo Cement Corp.	1,304	33,296
Vulcan Materials Co.	615	83,357

		906,192

Containers & Packaging – 0.1%
AMCOR PLC	7,243	80,035
Avery Dennison Corp.	335	42,827
Ball Corp.	1,410	117,199
International Paper Co.	1,675	67,905
Packaging Corp. of America	375	40,894
Sealed Air Corp.	640	24,838
Smurfit Kappa Group PLC	1,254	49,204
Westrock Co.	1,127	39,152

		462,054

Metals & Mining – 0.8%
Anglo American PLC	12,776	309,097
Antofagasta PLC	4,539	59,902
BHP Group Ltd.	30,641	791,567
BHP Group PLC	21,969	468,690
BlueScope Steel Ltd.	1,761	16,225

Company	Shares	U.S. $ Value
Boliden AB	3,148	$93,403
Fortescue Metals Group Ltd.	19,493	229,004
Freeport-McMoRan, Inc.	6,395	100,018
Glencore PLC(a)	101,307	210,027
Hitachi Metals Ltd.	2,468	38,057
JFE Holdings, Inc.(a)	5,000	35,009
Maruichi Steel Tube Ltd.	649	16,248
Mitsubishi Materials Corp.	1,286	25,343
Newcrest Mining Ltd.	9,300	210,886
Newmont Corp.	3,631	230,387
Nippon Steel Corp.(a)	9,298	87,777
Norsk Hydro ASA(a)	14,486	39,985
Northern Star Resources Ltd.	8,518	84,405
Nucor Corp.	1,260	56,523
Rio Tinto Ltd.	4,273	291,852
Rio Tinto PLC	11,667	702,031
South32 Ltd.	52,892	78,495
Sumitomo Metal Mining Co., Ltd.	2,682	83,180
thyssenkrupp AG(a)	3,919	19,719
voestalpine AG	1,337	35,238

		4,313,068

Paper & Forest Products – 0.1%
Mondi PLC	5,565	117,670
Stora Enso Oyj - Class R	6,696	104,806
Svenska Cellulosa AB SCA - Class B(a)	6,974	95,610
UPM-Kymmene Oyj	6,144	187,004

		505,090

		14,160,825

Utilities – 1.8%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,038	53,613
American Electric Power Co., Inc.	2,185	178,580
Chubu Electric Power Co., Inc.	7,416	90,204
Chugoku Electric Power Co., Inc. (The)	3,342	41,784
CLP Holdings Ltd.	18,903	176,502
Duke Energy Corp.	3,242	287,111
Edison International	1,585	80,581
EDP - Energias de Portugal SA	31,472	154,746
Electricite de France SA	7,145	75,476
Elia Group SA/NV	356	35,589
Endesa SA	3,656	97,791
Enel SpA	93,625	812,282
Entergy Corp.	875	86,214
Evergy, Inc.	985	50,058
Eversource Energy	1,460	121,983
Exelon Corp.	4,317	154,376
FirstEnergy Corp.	2,325	66,751
Fortum Oyj	4,947	100,019
HK Electric Investments & HK Electric Investments Ltd. - Class SS(b)	30,514	31,547
Iberdrola SA	61,787	760,510
Kansai Electric Power Co., Inc. (The)	8,006	77,593
Kyushu Electric Power Co., Inc.	4,100	37,200
Mercury NZ Ltd.	7,840	26,529
NextEra Energy, Inc.	2,235	620,346

Company	Shares	U.S. $ Value
NRG Energy, Inc.	1,060	$32,584
Orsted A/S(b)	1,747	240,842
Pinnacle West Capital Corp.	485	36,157
Power Assets Holdings Ltd.	15,969	84,169
PPL Corp.	3,365	91,562
Red Electrica Corp. SA	3,386	63,505
Southern Co. (The)	4,610	249,954
SSE PLC	10,149	157,961
Terna Rete Elettrica Nazionale SpA	2,250	15,743
Tohoku Electric Power Co., Inc.	4,920	49,309
Verbund AG	759	41,451
Xcel Energy, Inc.	2,330	160,793

		5,441,415

Gas Utilities – 0.2%
APA Group	13,346	99,210
Atmos Energy Corp.	492	47,030
Enagas SA	2,865	66,104
Hong Kong & China Gas Co., Ltd.	122,741	178,225
Naturgy Energy Group SA	3,396	68,106
Osaka Gas Co., Ltd.	4,317	84,048
Snam SpA	23,447	120,582
Toho Gas Co., Ltd.	851	42,108
Tokyo Gas Co., Ltd.	4,329	98,790

		804,203

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	2,925	52,972
Electric Power Development Co., Ltd.	1,600	24,679
Meridian Energy Ltd.	14,751	48,514
Uniper SE	527	17,011

		143,176

Multi-Utilities – 0.5%
AGL Energy Ltd.	7,355	71,817
Ameren Corp.	1,010	79,871
CenterPoint Energy, Inc.	2,155	41,699
CMS Energy Corp.	1,220	74,920
Consolidated Edison, Inc.	1,490	115,922
Dominion Energy, Inc.	3,670	289,673
DTE Energy Co.	820	94,333
E.ON SE	25,844	284,863
Engie SA(a)	21,025	280,968
National Grid PLC	36,491	419,141
NiSource, Inc.	1,605	35,310
Public Service Enterprise Group, Inc.	2,245	123,273
RWE AG	6,723	251,772
Sempra Energy	1,250	147,950
United Utilities Group PLC	7,540	83,290
Veolia Environnement SA	6,203	133,836
WEC Energy Group, Inc.	1,418	137,404

		2,666,042

Water Utilities – 0.0%
American Water Works Co., Inc.	821	118,946
Severn Trent PLC	2,739	86,237

		205,183

		9,260,019

Company	Shares	U.S. $ Value

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	582	$93,120
American Tower Corp.	2,025	489,503
Apartment Investment & Management Co. - Class A	574	19,355
Ascendas Real Estate Investment Trust	35,402	84,715
AvalonBay Communities, Inc.	595	88,857
Boston Properties, Inc.	650	52,195
British Land Co. PLC (The)	9,308	40,577
CapitaLand Mall Trust	29,724	42,305
Covivio	553	38,831
Crown Castle International Corp.	1,870	311,355
Dexus	12,575	80,542
Digital Realty Trust, Inc.	1,128	165,545
Duke Realty Corp.	1,578	58,228
Equinix, Inc.	380	288,849
Equity Residential	1,530	78,535
Essex Property Trust, Inc.	328	65,859
Extra Space Storage, Inc.	583	62,375
Federal Realty Investment Trust	272	19,976
Gecina SA	528	69,604
Goodman Group	18,942	245,250
GPT Group (The)	22,423	63,080
Healthpeak Properties, Inc.	2,130	57,830
Host Hotels & Resorts, Inc.	3,170	34,204
ICADE	343	19,218
Iron Mountain, Inc.(c)	1,198	32,094
Japan Prime Realty Investment Corp.	10	31,026
Japan Real Estate Investment Corp.	16	81,801
Japan Retail Fund Investment Corp.	31	47,958
Kimco Realty Corp.	1,860	20,944
Klepierre SA	2,231	31,229
Land Securities Group PLC	6,238	41,996
Link REIT	23,783	194,887
Mapletree Commercial Trust	24,747	35,551
Mapletree Logistics Trust	30,622	46,125
Mid-America Apartment Communities, Inc.	496	57,511
Mirvac Group	45,284	70,987
Nippon Building Fund, Inc.	15	84,900
Nippon Prologis REIT, Inc.	25	84,307
Nomura Real Estate Master Fund, Inc.	49	61,386
Orix JREIT, Inc.	1	1,539
Prologis, Inc.	3,279	329,933
Public Storage	650	144,768
Realty Income Corp.	1,508	91,611
Regency Centers Corp.	733	27,869
SBA Communications Corp.	540	171,979
Scentre Group	60,304	96,013
Segro PLC	12,623	151,697
Simon Property Group, Inc.	1,356	87,706
SL Green Realty Corp.	276	12,798
Stockland	27,447	74,980
Suntec Real Estate Investment Trust	22,651	24,286
UDR, Inc.	1,228	40,045

Company	Shares	U.S. $ Value
United Urban Investment Corp.	35	$38,947
Ventas, Inc.	1,611	67,598
Vicinity Centres	35,201	35,152
Vornado Realty Trust	635	21,406
Welltower, Inc.	1,735	95,581
Weyerhaeuser Co.	3,298	94,059

		5,100,577

Real Estate Management & Development – 0.5%
Aeon Mall Co., Ltd.	1,178	16,559
Aroundtown SA(a)	1,933	9,703
Azrieli Group Ltd.	489	21,832
CapitaLand Ltd.	29,564	59,109
CBRE Group, Inc. - Class A(a)	1,415	66,463
City Developments Ltd.	5,233	29,459
CK Asset Holdings Ltd.	29,761	146,238
Daito Trust Construction Co., Ltd.	748	66,306
Daiwa House Industry Co., Ltd.	6,519	167,195
Deutsche Wohnen SE	3,934	196,618
Hang Lung Properties Ltd.	23,298	59,376
Henderson Land Development Co., Ltd.	16,719	62,080
Hongkong Land Holdings Ltd.	12,626	47,040
Hulic Co., Ltd.	3,490	32,747
Kerry Properties Ltd.	6,514	16,753
LEG Immobilien AG	795	113,318
Lendlease Corp Ltd.	1,135	9,067
Mitsubishi Estate Co., Ltd.	13,612	206,189
Mitsui Fudosan Co., Ltd.	10,709	186,354
Nomura Real Estate Holdings, Inc.	1,331	25,331
Pacific Century Premium Developments Ltd.(a)	5,278	1,392
Sino Land Co., Ltd.	36,047	42,200
Sumitomo Realty & Development Co., Ltd.	3,562	105,446
Sun Hung Kai Properties Ltd.	15,000	193,298
Swire Pacific Ltd. - Class A	5,731	27,747
Swire Properties Ltd.	13,468	35,685
Swiss Prime Site AG	875	79,467
Tokyu Fudosan Holdings Corp.	7,006	30,264
Unibail-Rodamco-Westfield	1,593	58,750
UOL Group Ltd.	5,340	26,239
Vonovia SE	5,930	406,519
Wharf Real Estate Investment Co., Ltd.	19,931	81,698

		2,626,442

		7,727,019

Energy – 1.3%
Energy Equipment & Services – 0.0%
Baker Hughes Co. - Class A	2,900	38,541
Halliburton Co.	3,850	46,393
National Oilwell Varco, Inc.	1,675	15,176
Schlumberger NV	6,170	96,005
TechnipFMC PLC	1,788	11,282

		207,397

Oil, Gas & Consumable Fuels – 1.3%
Ampol Ltd.	2,812	48,531
Apache Corp.	1,615	15,294
BP PLC	210,663	609,233
Cabot Oil & Gas Corp.	1,790	31,074

Company	Shares	U.S. $ Value
Chevron Corp.	8,430	$606,960
Concho Resources, Inc.	807	35,605
ConocoPhillips	4,830	158,617
Devon Energy Corp.	1,730	16,366
Diamondback Energy, Inc.	628	18,915
ENEOS Holdings, Inc.	35,325	126,035
Eni SpA	29,283	228,878
EOG Resources, Inc.	2,580	92,725
Equinor ASA	11,529	163,339
Exxon Mobil Corp.	18,850	647,120
Galp Energia SGPS SA	5,770	53,520
Hess Corp.	1,140	46,660
HollyFrontier Corp.	650	12,812
Idemitsu Kosan Co., Ltd.	1,072	22,888
Inpex Corp.	11,643	62,479
Kinder Morgan, Inc.	8,699	107,259
Koninklijke Vopak NV	810	45,642
Lundin Energy AB	2,139	42,418
Marathon Oil Corp.	3,535	14,458
Marathon Petroleum Corp.	2,851	83,648
Neste Oyj	4,921	259,138
Noble Energy, Inc.	2,110	18,040
Occidental Petroleum Corp.	3,986	39,900
Oil Search Ltd.	4,787	9,156
OMV AG(a)	1,688	46,185
ONEOK, Inc.	1,818	47,232
Origin Energy Ltd.	20,273	62,784
Phillips 66	1,940	100,570
Pioneer Natural Resources Co.	715	61,483
Repsol SA	17,125	115,690
Royal Dutch Shell PLC - Class A	42,811	534,424
Royal Dutch Shell PLC - Class B	38,736	469,753
Santos Ltd.	20,382	72,066
Siemens Energy AG(a)	3,979	107,286
TOTAL SE	28,454	977,183
Valero Energy Corp.	1,795	77,759
Williams Cos., Inc. (The)	5,328	104,695
Woodside Petroleum Ltd.	10,847	137,671

		6,531,491

		6,738,888

Total Common Stocks (cost $181,625,312)		268,225,872

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 38.9%
United States – 38.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	$730	693,956
1.375%, 08/15/2050	905	888,173
2.00%, 02/15/2050	915	1,037,667
2.25%, 08/15/2046-08/15/2049	7,073	8,375,947
2.375%, 11/15/2049	1,045	1,279,676

Company	Principal Amount (000)	U.S. $ Value
2.50%, 02/15/2045-05/15/2046	$598	$737,681
2.75%, 08/15/2042-08/15/2047	1,177	1,514,502
2.875%, 05/15/2043-05/15/2049	6,862	9,042,774
3.00%, 05/15/2045-02/15/2049	4,154	5,650,468
3.125%, 11/15/2041-02/15/2043	2,825	3,829,950
3.50%, 02/15/2039	23	32,315
3.625%, 08/15/2043	3,658	5,341,252
3.75%, 08/15/2041-11/15/2043	399	589,690
3.875%, 08/15/2040	280	415,056
4.25%, 05/15/2039	240	368,588
4.375%, 11/15/2039-05/15/2041	1,258	1,973,301
4.50%, 08/15/2039	317	501,702
4.75%, 02/15/2037-02/15/2041	1,127	1,798,712
5.25%, 11/15/2028	690	948,750
5.375%, 02/15/2031	650	957,734
5.50%, 08/15/2028	1,383	1,915,023
6.00%, 02/15/2026	2,846	3,704,247
6.125%, 11/15/2027	732	1,023,428
6.25%, 08/15/2023-05/15/2030	804	1,183,878
6.875%, 08/15/2025	849	1,119,353
7.25%, 08/15/2022	775	877,688
7.625%, 02/15/2025	295	389,769
8.00%, 11/15/2021	6,198	6,739,357
U.S. Treasury Notes
0.25%, 06/30/2025-08/31/2025	6,848	6,844,115
0.375%, 04/30/2025	2,600	2,615,437
0.50%, 03/31/2025	408	412,718
0.625%, 05/15/2030-08/15/2030	3,181	3,168,809
1.25%, 08/31/2024	1,994	2,075,006
1.375%, 08/31/2023	1,651	1,709,817
1.50%, 09/30/2024-02/15/2030	9,529	10,080,626
1.625%, 08/15/2022-08/15/2029	15,079	15,827,703
1.75%, 03/31/2022-11/15/2029	15,661	16,360,317
1.875%, 11/30/2021-10/31/2022	6,713	6,916,072
2.00%, 11/15/2021-11/15/2026	28,091	29,632,867
2.125%, 11/30/2023-05/15/2025	13,005	13,950,752
2.25%, 04/30/2024-11/15/2027	8,410	9,303,658
2.375%, 08/15/2024-05/15/2029	4,221	4,778,247
2.50%, 08/15/2023-05/15/2024	5,883	6,338,314
2.625%, 02/15/2029	821	959,544
2.75%, 11/15/2023-02/15/2028	3,400	3,693,880
2.875%, 10/31/2023-05/15/2028	2,273	2,529,339
3.125%, 05/15/2021-11/15/2028	2,049	2,395,839

Total Governments - Treasuries (cost $183,863,794)		202,523,697

	Shares

INVESTMENT COMPANIES – 4.5%
Funds and Investment Trusts – 4.5%(f)
Vanguard Global ex-U.S. Real Estate ETF(c)	244,819	11,900,652
Vanguard Real Estate ETF(c)	143,971	11,367,950

Total Investment Companies (cost $24,253,477)		23,268,602

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(f)(g)(h) (cost $13,791,572)	13,791,572	$13,791,572

Total Investments Before Security Lending Collateral for Securities Loaned – 97.6% (cost $403,534,155)		507,809,743

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(f)(g)(h) (cost $147,520)	147,520	147,520

Total Investments – 97.6% (cost $403,681,675)(i)		507,957,263
Other assets less liabilities – 2.4%		12,368,675

Net Assets – 100.0%		$520,325,938

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	95	December 2020	$10,165,245	$80,032
10 Yr Canadian Bond Futures	74	December 2020	8,436,739	(7,186)
10 Yr Mini Japan Government Bond Futures	68	December 2020	9,807,500	9,718
Mini MSCI EAFE Futures	7	December 2020	648,620	(17,823)
MSCI Emerging Markets Futures	583	December 2020	31,729,775	71,668
MSCI Singapore IX ETS Futures	103	October 2020	2,133,116	(257)
Russell 2000 E-Mini Futures	157	December 2020	11,809,540	(126,659)
S&P Mid 400 E Mini Futures	64	December 2020	11,877,760	(115,154)
Sold Contracts
Euro STOXX 50 Index Futures	544	December 2020	20,371,737	648,812
FTSE 100 Index Futures	39	December 2020	2,939,654	97,832
Hang Seng Index Futures	27	October 2020	4,081,329	(3,195)
Long Gilt Futures	2	December 2020	351,259	824
S&P 500 E-Mini Futures	105	December 2020	17,598,000	(130,062)
SPI 200 Futures	74	December 2020	7,688,011	115,636
TOPIX Index Futures	35	December 2020	5,394,443	(92,185)
U.S. T-Note 10 Yr (CBT) Futures	72	December 2020	10,046,250	(1,068)

				$530,933

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	8,022	USD	8,867	12/11/2020	$139,793
Bank of America, NA	USD	2,059	CAD	2,690	12/11/2020	(38,446)
Barclays Bank PLC	GBP	443	USD	580	12/11/2020	8,105
BNP Paribas SA	AUD	4,692	USD	3,385	12/11/2020	24,057
BNP Paribas SA	JPY	634,446	USD	5,962	12/11/2020	(59,311)
BNP Paribas SA	USD	712	AUD	977	12/11/2020	(11,605)
BNP Paribas SA	USD	8,779	SEK	76,985	12/11/2020	(176,372)
Citibank, NA	EUR	4,640	USD	5,520	12/11/2020	71,191
Citibank, NA	USD	937	EUR	795	12/11/2020	(3,176)
Credit Suisse International	CAD	6,636	USD	5,044	12/11/2020	59,588
Credit Suisse International	USD	4,424	CAD	5,873	12/11/2020	(12,207)
Credit Suisse International	USD	2,736	SEK	23,897	12/11/2020	(65,287)
Goldman Sachs Bank USA	CAD	3,037	USD	2,282	12/11/2020	532
JPMorgan Chase Bank, NA	EUR	7,062	USD	8,357	12/11/2020	64,472
JPMorgan Chase Bank, NA	JPY	389,182	USD	3,669	12/11/2020	(24,628)
JPMorgan Chase Bank, NA	NZD	8,495	USD	5,651	12/11/2020	30,966
JPMorgan Chase Bank, NA	USD	570	CHF	520	12/11/2020	(3,965)
JPMorgan Chase Bank, NA	USD	3,868	NZD	5,791	12/11/2020	(37,296)
Morgan Stanley Capital Services, Inc.	EUR	2,579	USD	3,041	12/11/2020	12,604
Morgan Stanley Capital Services, Inc.	GBP	7,811	USD	10,109	12/11/2020	26,062
Morgan Stanley Capital Services, Inc.	USD	2,117	CAD	2,794	12/11/2020	(18,336)
Morgan Stanley Capital Services, Inc.	USD	3,119	JPY	326,405	12/11/2020	(21,601)
Natwest Markets PLC	EUR	2,577	USD	3,063	12/11/2020	37,729
Natwest Markets PLC	USD	1,820	NZD	2,704	12/11/2020	(31,444)
State Street Bank & Trust Co.	NOK	3,494	USD	376	12/11/2020	1,478
State Street Bank & Trust Co.	NZD	361	USD	239	12/11/2020	692
State Street Bank & Trust Co.	USD	388	NOK	3,494	12/11/2020	(13,302)
State Street Bank & Trust Co.	USD	241	NZD	361	12/11/2020	(1,947)

						$(41,654)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
S&P 500 Index(j)	Credit Suisse International	8,000	USD	3,550.00	November 2020	USD	28,400	$314,905	$ (314,905)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	3.83%	USD	12,227	$611,821	$(806,162)	$1,417,983

*	Termination date

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $2,241,657 or 0.4% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $133,498,937 and gross unrealized depreciation of investments was $(27,316,087), resulting in net unrealized appreciation of $106,182,850.

(j)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$35,624,776	$12,091,554	$—		$47,716,330
Health Care	18,439,646	20,071,442	0	(a)	38,511,088
Financials	12,289,094	21,178,647	0	(a)	33,467,741
Consumer Discretionary	14,721,942	17,063,126	—		31,785,068
Industrials	10,157,542	21,575,476	—		31,733,018
Consumer Staples	8,823,190	16,901,878	—		25,725,068
Communication Services	13,662,077	7,738,731	—		21,400,808
Materials	3,266,588	10,894,237	—		14,160,825
Utilities	3,870,808	5,389,211	—		9,260,019
Real Estate	3,248,151	4,478,868	—		7,727,019
Energy	2,697,517	4,041,371	—		6,738,888
Governments - Treasuries	—	202,523,697	—		202,523,697
Investment Companies	23,268,602	—	—		23,268,602
Short-Term Investments	13,791,572	—	—		13,791,572
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	147,520	—	—		147,520

Total Investments in Securities	164,009,025	343,948,238	0		507,957,263
Other Financial Instruments(b):
Assets:
Futures	162,242	862,280	—		1,024,522
Forward Currency Exchange Contracts	—	477,269	—		477,269
Centrally Cleared Credit Default Swaps	—	611,821	—		611,821
Liabilities:
Futures	(397,952)	(95,637)	—		(493,589)
Forward Currency Exchange Contracts	—	(518,923)	—		(518,923)
Call Options Written	—	(314,905)	—		(314,905)

Total	$163,773,315	$344,970,143	$0		$508,743,458

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,784	$142,219	$141,211	$13,792	$60
Government Money Market Portfolio*	—	29,861	29,713	148	0	**
Total	$12,784	$172,080	$170,924	$13,940	$60

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.